Income Tax Benefit (Expense) (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Income Tax [Abstract]
Schedule of Income Tax Recognised in Profit or Loss

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2023	2024	2025
Current tax expense
Current period	(873)	(2,344)	(2,569)
Adjustment for prior period	—	—	(187)
Current tax expense	(873)	(2,344)	(2,756)

Deferred tax benefit (expense)
Origination and (reversal) of temporary differences	(3,880)	9,148	7,139
Change in tax rate	—	—	(575)
Change in unrecognised temporary differences	(7,131)	4	(325)
Utilization of previously unrecognised tax losses	12,860	533	—
Recognition of previously unrecognized tax losses	—	118,253	10,224
Reversal of previously recognized tax losses	—	(1,789)	(34,323)
Deferred tax benefit (expense) (refer note 20)	1,849	126,149	(17,860)

Total	976	123,805	(20,616)

Schedule of Income Tax Recognized in Other Comprehensive Income

Income tax recognized in other comprehensive income

	For the year ended March 31
	2023			2024			2025
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	(48,879)	—	(48,879)	(9,862)	—	(9,862)	(20,898)	—	(20,898)
Equity instruments at FVOCI - net change in fair value	—	—	—	—	—	—	(452)	—	(452)
Remeasurement of defined benefit liability	468	—	468	(1,212)	248	(964)	(839)	197	(642)
Total	(48,411)	—	(48,411)	(11,074)	248	(10,826)	(22,189)	197	(21,992)

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of effective tax

	For the year ended March 31
Particulars	2023	2024	2025
Profit (loss) for the year	(11,168)	216,743	95,274
Less: Income tax benefit (expense)	976	123,805	(20,616)
Profit (loss) before tax	(12,144)	92,938	115,890

Income tax benefit (expense) using the Company's domestic tax rate	1,822	(13,981)	(19,701)
Effect of tax rates in foreign jurisdictions	(3,191)	(9,608)	(11,954)
Non-deductible expenses	(2,662)	(420)	(412)
Tax exempt income	402	62	78
Change in estimates related to previous years	—	(482)	(678)
Utilization of previously unrecognised tax losses	12,860	533	6,540
Impact of change in tax laws	—	—	(575)
Change in unrecognised temporary differences	(7,131)	4	(325)
Utilization of previously recognized tax losses	—	(1,789)	(679)
Current year losses for which no deferred tax asset was recognized	(1,656)	(1,389)	(2,834)
Recognition of previously unrecognised tax losses	—	118,253	10,224
Recognition of previously unrecognised temporary differences	—	33,057	—
Others	532	(435)	(300)
Income tax benefit (expense)	976	123,805	(20,616)